Other Reserves - Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 51,055	¥ 52,731	¥ 43,678
Currency translation differences	916	(378)	(1,286)
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)	(2,128)	5,219
Share of other comprehensive (loss)/income of associates	75	4	(9)
Share based compensation	(665)	647	569
Exercise of share options/RSUs	5	48	190
Additional investments in non-wholly owned subsidiaries	(73)	(19)	(2)
Ending balance	49,127	51,055	52,731
Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	3,726	6,300	2,187
Capitalization of retained earnings of a subsidiary under a group restructuring	5,750
Currency translation differences	916	(378)	(1,286)
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)	(2,128)	5,219
Transfer of gains on disposal of financial instruments to retained earnings		(56)
Share of other comprehensive (loss)/income of associates	75	4	(9)
Share based compensation	665	647	569
Exercise of share options/RSUs	(569)	(646)	(429)
Additional investments in non-wholly owned subsidiaries	(50)	(19)	(2)
Profit appropriations to PRC statutory reserves	69	2	51
Other equity transactions (Note 22(iv))	75
Ending balance	6,140	3,726	6,300
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,611	1,610	1,470
Share based compensation	665	647	569
Exercise of share options/RSUs	(569)	(646)	(429)
Ending balance	1,707	1,611	1,610
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Capitalization of retained earnings of a subsidiary under a group restructuring	0
Ending balance	463	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	147	145	94
Profit appropriations to PRC statutory reserves	69	2	51
Ending balance	216	147	145
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(952)	(574)	712
Currency translation differences	916	(378)	(1,286)
Ending balance	(36)	(952)	(574)
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	3,391	5,575	356
Fair value changes on financial assets at fair value through other comprehensive income	(4,517)	(2,128)	5,219
Transfer of gains on disposal of financial instruments to retained earnings		(56)
Other equity transactions (Note 22(iv))	75
Ending balance	(1,051)	3,391	5,575
Others | Other reserves [member]
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(934)	(919)	(908)
Capitalization of retained earnings of a subsidiary under a group restructuring	5,750
Share of other comprehensive (loss)/income of associates	75	4	(9)
Additional investments in non-wholly owned subsidiaries	(50)	(19)	(2)
Ending balance	¥ 4,841	¥ (934)	¥ (919)